Merger (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Summary of the Recognized Assets and Liabilities
As part of the recapitalization, Legacy Tectonic recognized the assets and liabilities listed below:

Cash and cash equivalents	$85,230
Prepaid expenses and other current assets	319
Accounts payable	(1,988)
Accrued expenses and other current liabilities	(5,405)

Net assets acquired	$78,156